Equity (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Equity
Equity
20 Equity

Total equity
	2018	2017	2016
Share capital and share premium
- Share capital	39	39	39
- Share premium	17,050	17,006	16,950
	17,088	17,045	16,989

Other reserves
- Revaluation reserve: Available-for-sale and other	n/a	3,447	3,830
- Revaluation reserve: Equity securities at FVOCI	1,914	n/a	n/a
- Revaluation reserve: Debt instruments at FVOCI	398	n/a	n/a
- Revaluation reserve: Cash flow hedge	604	263	777
- Revaluation reserve: Credit liability	8	n/a	n/a
- Revaluation reserve: Property in own use	204	203	204
Revaluation reserves	3,130	3,913	4,811

- Net defined benefit asset/liability remeasurement reserve	–394	–400	–371
- Currency translation reserve	–2,043	–1,663	–770
- Share of associates and joint ventures and other reserves	2,940	2,527	2,235
- Treasury shares	–11	–15	–8
	3,621	4,362	5,897

Retained earnings	28,339	27,022	24,371

Shareholders’ equity (parent)	49,049	48,429	47,257
Non-controlling interests	803	715	606
Total equity	49,851	49,144	47,863

Schedule of Share Capital
Share capital and share premium
Share capital

Share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000			Amount
	2018	2017	2016	2018	2017	2016
Authorised share capital	14,729,000	14,729,000	14,729,000	147	147	147
Unissued share capital	10,837,272	10,843,210	10,850,516	108	108	108
Issued share capital	3,891,728	3,885,790	3,878,484	39	39	39

Issued Share Capital [member]
Reserves And Other Equity Interest
Changes in issued share capital
	Ordinary shares(par value EUR 0.01)
	Number x 1,000	Amount
Issued share capital as at 1 January 2016	3,870,183	928
Issue of shares	8,301	2
Transfer to share premium		–891
Issued share capital as at 31 December 2016	3,878,484	39
Issue of shares	7,306
Issued share capital as at 31 December 2017	3,885,790	39
Issue of shares	5,938
Issued share capital as at 31 December 2018	3,891,728	39

Share Premium [member]
Reserves And Other Equity Interest
Share premium

Share premium
	2018	2017	2016
Opening balance	17,006	16,950	16,054
Issue of shares	44	56	5
Transfer from issued share capital			891
Closing balance	17,050	17,006	16,950

Revaluation Reserve [member]
Reserves And Other Equity Interest
Changes in revaluation reserve
	AFS and other	Equity securities at FVOCI	Debt instruments at FVOCI	Cash flow hedge	Credit liability	Property in own use
Opening balance at 1 January 2018	3,447	n/a	n/a	263	n/a	203
Effect of changes in accounting policy	(3,447)	2,432	629		(190)
Changes in credit liability reserve					199
Unrealised revaluations		(461)	(177)	342		3
Realised gains/losses transferred to the statement of profit or loss			(54)
Changes in composition of the group and other changes		(56)				(2)
Closing balance at 31 December 2018	n/a	1,914	398	604	8	204

Opening balance at 1 January 2017	3,830	n/a	n/a	777	n/a	204
Changes in credit liability reserve
Unrealised revaluations	(293)			(514)		25
Realised gains/losses transferred to the statement of profit or loss	(90)
Changes in composition of the group and other changes						(26)
Closing balance at 31 December 2017	3,447	n/a	n/a	263	n/a	203

Opening balance at 1 January 2016	3,896	n/a	n/a	666	n/a	326
Changes in credit liability reserve
Unrealised revaluations	80			111		5
Realised gains/losses transferred to the statement of profit or loss	(146)
Changes in composition of the group and other changes						(127)
Closing balance at 31 December 2016	3,830	n/a	n/a	777	n/a	204

Currency Translation Reserve [member]
Reserves And Other Equity Interest
Currency translation reserve

Changes in currency translation reserve
	2018	2017	2016
Opening balance	–1,663	–770	–538
Unrealised revaluations	71	192	–76
Exchange rate differences	–451	–1,085	156
Closing balance	–2,043	–1,663	–770

Reserve for share of associates, joint ventures and other [member]
Reserves And Other Equity Interest
Share of associates, joint ventures and other reserves

Changes in share of associates, joint ventures and other reserves
	2018	2017	2016
Opening balance	2,527	2,235	1,733
Effect of changes in accounting policy	–28
Result for the year	160	153	124
Transfer to/from retained earnings	280	139	265
Changes in composition of the group and other changes			113
Closing balance	2,940	2,527	2,235

Treasury Shares [member]
Reserves And Other Equity Interest
Treasury shares

Changes in treasury shares
	Amount			Number
	2018	2017	2016	2018	2017	2016
Opening balance	–15	–8	–18	944,257	600,634	1,464,025
Purchased/sold	4	–7	10	193,444	343,623	–863,391
Closing balance	–11	–15	–8	1,137,701	944,257	600,634

Retained earnings [member]
Reserves And Other Equity Interest
Retained earnings

Changes in retained earnings
	2018	2017	2016
Opening balance	27,022	24,371	22,231
Effect of changes in accounting policy	–390
Transfer to/from other reserves	–211	–139	–265
Result for the year	4,601	5,311	4,851
Dividend	–2,607	–2,564	–2,521
Employee stock options and share plans	19	21	75
Changes in composition of the group and other changes	–96	22
Closing balance	28,339	27,022	24,371

Non-distributive reserves
Reserves And Other Equity Interest
Non-distributable reserves
	2018	2017	2016
ING Bank	7,603	7,603	7,310
Other	97	75	69
Non-distributable reserves	7,700	7,678	7,379